John Hancock
Multi-Asset Absolute Return Fund
(formerly known as John Hancock Global Absolute Return Strategies Fund)
Quarterly portfolio holdings 4/30/2020

Fund’s investments
As of 4-30-20 (unaudited)
	Shares	Value
Common stocks 76.7%		$414,528,158
(Cost $424,544,355)
Australia 0.1%		316,454
Ansell, Ltd.	4,974	91,731
JB Hi-Fi, Ltd.	8,192	185,199
Sonic Healthcare, Ltd.	2,238	39,524
Brazil 0.1%		657,695
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (A)	85,861	657,695
Canada 2.3%		12,264,757
Allied Properties Real Estate Investment Trust	4,700	150,459
Atco, Ltd., Class I	4,300	120,756
Badger Daylighting, Ltd.	1,300	28,252
CAE, Inc.	2,500	41,309
Canadian Utilities, Ltd., Class A	6,400	156,144
Canadian Western Bank	11,200	177,259
Cominar Real Estate Investment Trust	8,000	48,795
Empire Company, Ltd., Class A	2,400	52,985
IGM Financial, Inc.	6,200	131,309
Laurentian Bank of Canada	4,800	107,211
Metro, Inc.	8,800	362,065
National Bank of Canada	31,200	1,258,356
Open Text Corp.	7,000	264,521
Power Corp. of Canada	27,975	447,375
Royal Bank of Canada	44,700	2,749,855
TC Energy Corp.	42,100	1,937,516
TELUS Corp.	68,000	1,111,391
The Bank of Nova Scotia	75,500	3,026,617
The North West Company, Inc.	4,900	92,582
China 2.7%		14,459,867
China Communications Construction Company, Ltd., H Shares	1,600,000	1,075,432
China Construction Bank Corp., H Shares	2,731,000	2,192,074
China Longyuan Power Group Corp., Ltd., H Shares	228,000	113,961
China Railway Construction Corp., Ltd., H Shares	1,074,000	1,179,260
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	186,677	334,807
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	132,378	539,680
China Telecom Corp., Ltd., H Shares	4,220,000	1,457,590
ENN Energy Holdings, Ltd.	52,700	594,059
Henan Shuanghui Investment & Development Company, Ltd., Class A (A)	44,100	250,751
Hengan International Group Company, Ltd.	123,000	1,093,833
Huadong Medicine Company, Ltd., Class A	235,042	657,403
Industrial & Commercial Bank of China, Ltd., H Shares	3,807,000	2,552,629
Ping An Insurance Group Company of China, Ltd., H Shares	57,500	585,135
Shanghai International Port Group Company, Ltd., Class A	523,599	307,419
Sinopharm Group Company, Ltd., H Shares	538,800	1,452,799
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	36,586
Tong Ren Tang Technologies Company, Ltd., H Shares	46,000	36,449
Denmark 1.0%		5,601,849
Novo Nordisk A/S, B Shares	87,817	5,601,849
France 3.5%		18,814,179
Air Liquide SA	9,981	1,268,135
CNP Assurances (A)	10,146	104,674
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Danone SA	69,768	$4,862,646
IPSOS	3,881	74,731
Rubis SCA	6,327	283,467
Sanofi	53,473	5,222,930
Sopra Steria Group	632	74,830
Vinci SA	84,504	6,922,766
Germany 2.2%		11,818,007
Bayer AG	77,578	5,102,278
Bertrandt AG	836	32,180
Fraport AG Frankfurt Airport Services Worldwide	1,964	86,030
Fresenius Medical Care AG & Company KGaA	10,418	816,468
Fresenius SE & Company KGaA	23,107	1,000,836
Henkel AG & Company KGaA	3,283	255,922
Muenchener Rueckversicherungs-Gesellschaft AG	9,337	2,045,040
Siemens AG	24,221	2,235,199
Software AG	6,873	244,054
Hong Kong 1.5%		7,846,317
China Everbright International, Ltd.	317,000	183,320
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Mobile, Ltd.	343,500	2,761,417
China Overseas Land & Investment, Ltd.	516,000	1,906,076
China Resources Land, Ltd.	214,000	884,292
CK Infrastructure Holdings, Ltd.	59,000	350,461
Power Assets Holdings, Ltd.	37,000	247,910
Techtronic Industries Company, Ltd.	187,000	1,417,929
Yue Yuen Industrial Holdings, Ltd.	59,500	94,912
India 1.1%		5,723,463
Axis Bank, Ltd., GDR	19,642	560,776
Infosys, Ltd., ADR	525,425	4,849,673
Wipro, Ltd., ADR	95,141	313,014
Indonesia 0.4%		1,894,046
Astra International Tbk PT	299,600	76,628
Bank Negara Indonesia Persero Tbk PT	307,800	83,997
Bank Rakyat Indonesia Persero Tbk PT	2,391,700	435,020
Telekomunikasi Indonesia Persero Tbk PT	5,646,400	1,298,401
Ireland 2.5%		13,677,485
Accenture PLC, Class A	25,600	4,740,864
Glanbia PLC	12,014	127,857
Medtronic PLC	90,226	8,808,764
Israel 1.4%		7,473,597
Check Point Software Technologies, Ltd. (A)	70,679	7,473,597
Italy 0.3%		1,824,103
Hera SpA	51,941	192,273
Snam SpA	363,768	1,631,830
Japan 4.1%		22,274,981
ABC-Mart, Inc.	3,300	167,702
Aeon Delight Company, Ltd.	2,200	63,008
Aica Kogyo Company, Ltd.	4,800	138,319
Air Water, Inc.	16,300	219,752
BML, Inc.	3,700	94,919
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Japan (continued)
Cosmos Pharmaceutical Corp.	400	$107,076
Daicel Corp.	12,600	102,280
Daiichikosho Company, Ltd.	1,500	45,021
Denka Company, Ltd.	7,300	176,366
East Japan Railway Company	8,400	613,368
Electric Power Development Company, Ltd.	13,400	268,189
Fuyo General Lease Company, Ltd.	1,200	59,999
Hankyu Hanshin Holdings, Inc.	6,600	225,805
Hitachi Transport System, Ltd.	4,100	99,512
Hoya Corp.	22,600	2,060,970
Itochu Techno-Solutions Corp.	7,200	219,993
Izumi Company, Ltd.	5,200	152,217
Kamigumi Company, Ltd.	6,600	116,196
KDDI Corp.	192,800	5,584,316
Keisei Electric Railway Company, Ltd.	10,000	301,643
Kuraray Company, Ltd.	15,700	157,056
Kureha Corp.	1,800	72,599
Maeda Road Construction Company, Ltd.	5,000	92,568
NEC Networks & System Integration Corp.	1,000	43,032
Nippon Express Company, Ltd.	3,800	185,600
Nippon Telegraph & Telephone Corp.	225,900	5,144,564
Nippon Television Holdings, Inc.	10,900	121,756
Otsuka Corp.	900	40,750
Sawai Pharmaceutical Company, Ltd.	3,200	174,734
Sekisui Chemical Company, Ltd.	8,900	112,799
Seven & i Holdings Company, Ltd.	71,800	2,377,804
Stanley Electric Company, Ltd.	7,100	161,769
Taikisha, Ltd.	1,300	37,860
Takeda Pharmaceutical Company, Ltd.	60,900	2,196,143
The Chugoku Electric Power Company, Inc.	4,700	63,239
Tokyo Century Corp.	4,400	150,409
USS Company, Ltd.	3,000	47,505
Valor Holdings Company, Ltd.	7,300	135,579
Yaoko Company, Ltd.	2,300	142,564
Malaysia 0.2%		1,115,896
Tenaga Nasional BHD	394,100	1,115,896
Mexico 0.1%		411,468
Grupo Financiero Banorte SAB de CV, Series O	150,300	411,468
Netherlands 0.0%		43,420
Eurocommercial Properties NV	3,897	43,420
Peru 0.4%		2,001,190
Credicorp, Ltd.	13,429	2,001,190
Philippines 0.0%		210,618
PLDT, Inc.	8,310	210,618
Singapore 0.1%		590,945
Ascendas Real Estate Investment Trust	164,201	343,390
CapitaLand Mall Trust	53,400	71,049
ComfortDelGro Corp., Ltd.	151,400	176,506
South Africa 0.4%		2,083,455
Absa Group, Ltd.	67,991	335,546
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings, Ltd. (A)	46,693	$291,258
Netcare, Ltd.	219,695	184,253
Remgro, Ltd.	25,779	190,125
Sanlam, Ltd.	72,925	233,135
Shoprite Holdings, Ltd.	19,920	115,312
Standard Bank Group, Ltd.	80,241	442,746
The Foschini Group, Ltd.	65,953	258,768
Vodacom Group, Ltd.	4,862	32,312
South Korea 1.8%		9,815,024
Hyundai Glovis Company, Ltd.	5,864	490,105
Hyundai Mobis Company, Ltd.	8,241	1,165,114
KT&G Corp.	21,249	1,418,741
Samsung Electronics Company, Ltd.	82,314	3,384,551
Samsung Fire & Marine Insurance Company, Ltd.	1,203	188,669
SK Telecom Company, Ltd.	15,474	2,689,441
SK Telecom Company, Ltd., ADR	25,008	478,403
Spain 0.2%		1,086,396
Industria de Diseno Textil SA	41,608	1,065,685
Prosegur Cia de Seguridad SA	9,391	20,711
Sweden 0.0%		172,612
Castellum AB	3,377	59,232
Intrum AB (A)	7,438	113,380
Switzerland 1.6%		8,771,974
Chubb, Ltd.	18,653	2,014,711
Helvetia Holding AG	1,162	105,923
Nestle SA	11,879	1,258,105
Roche Holding AG	15,574	5,393,235
Taiwan 0.7%		4,042,925
Delta Electronics, Inc.	99,000	461,756
Taiwan Semiconductor Manufacturing Company, Ltd.	355,000	3,581,169
Thailand 0.1%		623,753
Bangkok Bank PCL	196,200	623,753
Turkey 0.3%		1,448,581
Akbank T.A.S. (A)	423,037	357,128
Haci Omer Sabanci Holding AS	321,830	376,024
KOC Holding AS	34,075	74,769
Turkcell Iletisim Hizmetleri AS	321,589	640,660
United Arab Emirates 0.0%		174,533
First Abu Dhabi Bank PJSC	55,970	174,533
United Kingdom 2.6%		14,027,220
British American Tobacco PLC	127,145	4,900,683
Britvic PLC	23,592	217,157
Euromoney Institutional Investor PLC	3,364	34,957
Greggs PLC	3,651	83,977
Halfords Group PLC	18,013	24,566
IG Group Holdings PLC	10,341	98,014
Imperial Brands PLC	109,264	2,298,736
Informa PLC	26,261	145,061
Meggitt PLC	35,584	124,602
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Shares	Value
United Kingdom (continued)
Moneysupermarket.com Group PLC	66,767	$266,017
Reckitt Benckiser Group PLC	9,446	786,845
Rightmove PLC	325,147	2,032,951
Spectris PLC	2,569	86,628
Unilever PLC	55,037	2,833,960
WH Smith PLC	5,896	93,066
United States 45.0%		243,261,348
3M Company	1,533	232,893
Akamai Technologies, Inc. (A)	16,475	1,609,772
Alphabet, Inc., Class A (A)	5,427	7,308,541
American Financial Group, Inc.	2,524	167,190
Amgen, Inc.	34,903	8,349,496
Anthem, Inc.	18,121	5,087,108
Apple, Inc.	5,666	1,664,671
Archer-Daniels-Midland Company	86,344	3,206,816
AT&T, Inc.	283,881	8,649,856
Automatic Data Processing, Inc.	39,335	5,770,051
AutoZone, Inc. (A)	6,956	7,097,346
Bristol-Myers Squibb Company	93,799	5,703,917
Cadence Design Systems, Inc. (A)	40,809	3,310,834
Cerner Corp.	14,302	992,416
Cigna Corp.	47,479	9,295,439
Cinemark Holdings, Inc.	2,097	29,945
Cisco Systems, Inc.	254,281	10,776,429
Citrix Systems, Inc.	20,482	2,970,095
Cognizant Technology Solutions Corp., Class A	125,490	7,280,930
Colgate-Palmolive Company	17,581	1,235,417
Comcast Corp., Class A	225,105	8,470,701
Crane Company	1,376	74,923
CVS Health Corp.	93,163	5,734,183
Deluxe Corp.	4,901	138,061
eBay, Inc.	160,249	6,382,718
EnerSys	3,064	178,907
Expeditors International of Washington, Inc.	46,474	3,327,771
F5 Networks, Inc. (A)	18,105	2,521,302
FedEx Corp.	8,764	1,111,012
Forward Air Corp.	977	50,413
Henry Schein, Inc. (A)	20,001	1,091,255
Hibbett Sports, Inc. (A)	6,194	95,573
HNI Corp.	1,367	33,273
Hubbell, Inc.	1,642	204,314
IBM Corp.	54,313	6,819,540
ICF International, Inc.	603	44,345
Insperity, Inc.	18,168	866,795
Intuit, Inc.	6,637	1,790,729
John Wiley & Sons, Inc., Class A	1,942	72,922
Johnson & Johnson	88,768	13,318,751
Kellogg Company	27,836	1,823,258
Laboratory Corp. of America Holdings (A)	1,576	259,173
Mastercard, Inc., Class A	15,515	4,266,160
Matthews International Corp., Class A	3,950	94,563
McKesson Corp.	21,689	3,063,571
Merck & Company, Inc.	51,040	4,049,514
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Meredith Corp.	1,521	$22,556
Microsoft Corp.	39,989	7,166,429
Monmouth Real Estate Investment Corp.	4,891	66,469
Monster Beverage Corp. (A)	40,162	2,482,413
National Fuel Gas Company	3,463	141,983
NIKE, Inc., Class B	44,259	3,858,500
Oracle Corp.	146,922	7,782,458
Paychex, Inc.	35,291	2,418,139
PepsiCo, Inc.	9,180	1,214,422
Pfizer, Inc.	110,395	4,234,752
Philip Morris International, Inc.	16,203	1,208,744
Prosperity Bancshares, Inc.	7,082	424,424
Public Service Enterprise Group, Inc.	71,847	3,643,361
Regal Beloit Corp.	795	56,453
Reinsurance Group of America, Inc.	1,384	144,877
Ross Stores, Inc.	21,859	1,997,038
ScanSource, Inc. (A)	3,261	84,525
Signature Bank	8,121	870,409
Silgan Holdings, Inc.	11,353	391,679
Simon Property Group, Inc.	33,608	2,244,006
Sonoco Products Company	1,489	72,723
Starbucks Corp.	63,935	4,905,733
Target Corp.	44,844	4,921,181
Texas Roadhouse, Inc.	60,463	2,847,203
The Coca-Cola Company	23,075	1,058,912
The Estee Lauder Companies, Inc., Class A	14,873	2,623,597
The Hanover Insurance Group, Inc.	2,183	219,130
The Hershey Company	8,142	1,078,245
The Procter & Gamble Company	10,182	1,200,152
The TJX Companies, Inc.	45,076	2,210,978
The Toro Company	43,938	2,803,684
USANA Health Sciences, Inc. (A)	1,480	132,046
Verizon Communications, Inc.	69,619	3,999,612
Visa, Inc., Class A	23,724	4,239,953
VMware, Inc., Class A (A)	23,336	3,069,151
Walgreens Boots Alliance, Inc.	35,941	1,555,886
Walmart, Inc.	10,701	1,300,707
Wolverine World Wide, Inc.	6,918	141,750
Woodward, Inc.	533	32,278
Xilinx, Inc.	48,565	4,244,581

Zimmer Biomet Holdings, Inc.	29,468	3,527,320
Preferred securities 0.1%		$455,305
(Cost $735,236)
Brazil 0.1%		455,305
Banco Bradesco SA	129,290	455,305

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 3.7%				$19,899,772
(Cost $18,943,849)
United States 3.7%				19,899,772
U.S. Treasury
Note	1.750	11-15-29	936,100	1,032,635
Note	2.000	02-15-25	711,100	766,321
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Note	2.000	11-15-26		2,330,200	$2,553,207
Note	2.250	11-15-25		1,744,800	1,917,644
Note	2.250	02-15-27		2,137,600	2,384,259
Note	2.250	08-15-27		1,329,700	1,492,536
Note	2.375	05-15-29		2,318,700	2,676,106
Note	2.625	02-15-29		345,000	404,499
Note	2.750	02-15-28		3,401,000	3,965,752
Note	2.875	05-15-28		681,500	804,090

Note	3.125	11-15-28		1,572,600	1,902,723
Corporate bonds 9.5%					$51,583,013
(Cost $52,819,051)
Australia 0.3%					1,776,704
Westpac Banking Corp.	0.500	05-17-24	EUR	800,000	891,248
Westpac Banking Corp.	0.750	07-22-21	EUR	800,000	885,456
Austria 0.1%					580,991
Erste Group Bank AG	0.750	01-17-28	EUR	500,000	580,991
Belgium 0.1%					354,476
Belfius Bank SA	1.000	06-12-28	EUR	300,000	354,476
Denmark 3.1%					16,681,667
Nykredit Realkredit A/S	1.000	04-01-21	DKK	18,000,000	2,672,773
Nykredit Realkredit A/S	1.000	10-01-50	DKK	4,466,881	642,882
Nykredit Realkredit A/S	2.000	10-01-50	DKK	17,221,990	2,592,056
Nykredit Realkredit A/S	2.500	10-01-47	DKK	5,795,489	884,484
Nykredit Realkredit A/S	3.000	10-01-47	DKK	4,625,742	726,614
Realkredit Danmark A/S	1.000	04-01-21	DKK	17,000,000	2,524,286
Realkredit Danmark A/S	1.000	04-01-22	DKK	24,500,000	3,681,142
Realkredit Danmark A/S	1.000	04-01-24	DKK	7,000,000	1,073,778
Realkredit Danmark A/S	1.000	10-01-50	DKK	7,869,427	1,134,894
Realkredit Danmark A/S	2.000	10-01-50	DKK	5,098,480	748,758
France 3.5%					19,121,471
AXA Bank Europe SCF	0.375	03-23-23	EUR	500,000	555,902
AXA Bank Europe SCF	0.500	04-18-25	EUR	500,000	563,823
AXA Bank Europe SCF	1.375	04-18-33	EUR	1,100,000	1,387,548
AXA Home Loan SFH SA	0.010	10-16-29	EUR	200,000	217,685
AXA Home Loan SFH SA	0.050	07-05-27	EUR	600,000	661,124
BPCE SFH SA	0.375	02-10-23	EUR	1,400,000	1,555,613
BPCE SFH SA	0.625	05-29-31	EUR	1,100,000	1,262,834
BPCE SFH SA	1.000	06-08-29	EUR	500,000	592,606
BPCE SFH SA	3.750	09-13-21	EUR	1,500,000	1,730,337
Cie de Financement Foncier SA	0.625	02-10-23	EUR	600,000	671,008
Cie de Financement Foncier SA	0.875	09-11-28	EUR	1,000,000	1,170,938
Cie de Financement Foncier SA	2.000	05-07-24	EUR	2,700,000	3,207,870
Cie de Financement Foncier SA	3.500	11-05-20	EUR	900,000	1,004,322
Cie de Financement Foncier SA	4.375	04-15-21	EUR	200,000	228,482
HSBC SFH France SA	0.500	04-17-25	EUR	600,000	677,856
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	1,100,000	1,300,567
Societe Generale SFH SA	0.250	09-11-23	EUR	2,100,000	2,332,956
Germany 1.3%					7,087,592
Berlin Hyp AG	0.000	10-10-22	EUR	700,000	771,236
DZ HYP AG	0.500	06-16-26	EUR	2,100,000	2,399,396
DZ HYP AG	0.875	04-17-34	EUR	500,000	603,178
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Germany (continued)
Landesbank Hessen-Thueringen Girozentrale	0.000	11-23-20	EUR	700,000	$768,072
Landesbank Hessen-Thueringen Girozentrale	0.000	07-03-24	EUR	1,900,000	2,100,880
Muenchener Hypothekenbank eG	1.375	04-16-21	EUR	400,000	444,830
Japan 0.2%					884,630
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	800,000	884,630
Netherlands 0.3%					1,721,715
Cooperatieve Rabobank UA	0.875	02-08-28	EUR	500,000	583,250
de Volksbank NV	0.500	01-30-26	EUR	800,000	905,014
de Volksbank NV	0.750	10-24-31	EUR	100,000	116,325
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	100,000	117,126
New Zealand 0.1%					779,570
Westpac Securities NZ, Ltd.	0.500	01-17-24	EUR	700,000	779,570
Norway 0.3%					1,607,337
DNB Boligkreditt AS	0.375	11-14-23	EUR	300,000	334,459
Eika Boligkreditt AS	0.875	02-01-29	EUR	700,000	816,923
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	400,000	455,955
United Kingdom 0.2%					986,860
Lloyds Bank PLC	0.125	06-18-26	EUR	900,000	986,860

	Shares	Value
Rights 0.0%		$37,459
(Cost $0)
Flight Centre Travel Group, Ltd. (Expiration Date: 5-4-20; Strike Price: AUD 7.20) (A)	15,167	37,459

Total investments (Cost $497,042,491) 90.0%	$486,503,707
Other assets and liabilities, net 10.0%	54,113,291
Total net assets 100.0%	$540,616,998

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The fund had the following portfolio composition as a percentage of net assets on 4-30-20:
Common stocks	76.7%
Health care	19.6%
Information technology	19.4%
Communication services	9.8%
Consumer staples	8.0%
Consumer discretionary	7.0%
Financials	4.8%
Industrials	4.5%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

Utilities	1.7%
Real estate	1.1%
Materials	0.4%
Energy	0.4%
Preferred securities	0.1%
U.S. Government and Agency obligations	3.7%
Corporate bonds	9.5%
Other assets and liabilities, net	10.0%
TOTAL	100.0%
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	495	Long	Jun 2020	$68,346,199	$68,743,125	$396,926
Euro-Bund Futures	23	Long	Jun 2020	4,345,247	4,388,382	43,135
ASX SPI 200 Index Futures	65	Short	Jun 2020	(5,423,820)	(5,741,511)	(317,691)
Canadian 10-Year Bond Futures	190	Short	Jun 2020	(19,483,875)	(20,394,339)	(910,464)
Euro STOXX 50 Index Futures	588	Short	Jun 2020	(15,785,220)	(18,564,080)	(2,778,860)
Euro-BOBL Futures	311	Short	Jun 2020	(46,374,874)	(46,305,952)	68,922
FTSE 100 Index Futures	122	Short	Jun 2020	(7,956,072)	(9,008,980)	(1,052,908)
Mini MSCI Emerging Markets Index Futures	624	Short	Jun 2020	(25,842,820)	(28,267,200)	(2,424,380)
Nikkei 225 Mini Index Futures	753	Short	Jun 2020	(13,398,571)	(14,036,961)	(638,390)
S&P 500 E-Mini Index Futures	689	Short	Jun 2020	(88,442,797)	(99,948,063)	(11,505,266)
						$(19,118,976)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,364,142	EUR	794,000	GSI	6/4/2020	$18,398	—
AUD	909,490	GBP	463,000	BNP	6/4/2020	9,513	—
AUD	8,661,000	JPY	612,346,471	GSI	6/4/2020	—	$(63,968)
AUD	647,000	JPY	44,158,151	JPM	6/4/2020	10,010	—
AUD	707,000	NOK	4,794,580	JPM	6/4/2020	—	(7,301)
AUD	1,340,000	NZD	1,380,904	BNP	6/4/2020	26,361	—
AUD	12,649,000	SEK	81,602,299	BOA	6/4/2020	—	(123,394)
AUD	6,291,000	SEK	40,559,964	JPM	6/4/2020	—	(58,800)
AUD	1,749,964	USD	1,087,857	BOA	6/3/2020	52,631	—
AUD	2,372,180	USD	1,467,309	BNP	6/3/2020	78,689	—
AUD	2,071,671	USD	1,241,947	GSI	6/3/2020	108,203	—
AUD	2,699,073	USD	1,653,793	JPM	6/3/2020	105,248	—
AUD	2,422,500	USD	1,510,215	BOA	6/4/2020	68,581	—
AUD	7,073,500	USD	4,261,675	BNP	6/4/2020	348,279	—
AUD	138,512	USD	88,296	BOA	6/17/2020	1,978	—
AUD	210,242	USD	127,514	BNP	6/17/2020	9,508	—
AUD	86,782	USD	56,313	GSI	6/17/2020	246	—
AUD	258,501	USD	164,900	JPM	6/17/2020	3,575	—
CAD	768,000	CHF	531,455	BOA	6/4/2020	692	—
CAD	1,007,000	CHF	690,600	BNP	6/4/2020	7,381	—
CAD	1,075,000	EUR	705,036	BOA	6/3/2020	—	(749)
CAD	2,329,745	EUR	1,489,000	GSI	6/4/2020	41,064	—
CAD	1,482,376	EUR	984,000	JPM	6/4/2020	—	(13,978)
CAD	8,703,315	GBP	5,099,000	BNP	6/4/2020	—	(170,147)
CAD	4,920,000	JPY	373,802,522	BOA	6/4/2020	50,017	—
CAD	1,076,000	JPY	82,308,346	BNP	6/4/2020	5,736	—
CAD	1,261,000	JPY	94,878,094	GSI	6/4/2020	21,469	—
CAD	2,669,000	JPY	203,588,518	JPM	6/4/2020	19,598	—
CAD	1,027,000	NOK	7,797,064	BNP	6/4/2020	—	(23,342)
CAD	2,861,000	NOK	19,742,328	GSI	6/4/2020	128,134	—
CAD	2,761,000	NZD	3,269,930	BOA	6/4/2020	—	(21,911)
CAD	1,611,000	SEK	11,494,325	BNP	6/4/2020	—	(21,146)
CAD	3,911,000	SEK	27,511,722	GSI	6/4/2020	—	(11,054)
CAD	1,919,000	USD	1,361,665	BOA	6/3/2020	17,026	—
CAD	5,412,000	USD	3,783,476	BNP	6/3/2020	104,734	—
CAD	7,365,000	USD	5,295,527	GSI	6/3/2020	—	(4,199)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	4,203,000	USD	2,964,082	JPM	6/3/2020	$55,531	—
CAD	1,427,513	USD	1,015,000	BOA	6/4/2020	10,589	—
CAD	4,216,732	USD	2,985,000	BNP	6/4/2020	44,490	—
CAD	34,140	USD	24,000	GSI	6/4/2020	528	—
CAD	129,100	USD	93,000	JPM	6/4/2020	—	$(249)
CHF	265,340	CAD	386,000	BNP	6/4/2020	—	(2,185)
CHF	688,283	CAD	1,005,000	GSI	6/4/2020	—	(8,347)
CHF	475,000	EUR	450,856	GSI	6/3/2020	—	(1,846)
CHF	1,163,555	EUR	1,103,000	BNP	6/4/2020	—	(2,963)
CHF	7,343,026	EUR	6,936,000	JPM	6/4/2020	8,571	—
CHF	5,923,000	JPY	666,487,885	JPM	6/4/2020	—	(71,615)
CHF	299,000	USD	307,978	BNP	6/3/2020	2,050	—
CHF	539,000	USD	578,732	GSI	6/3/2020	—	(19,853)
CHF	222,000	USD	228,939	JPM	6/3/2020	1,249	—
CHF	487,262	USD	505,000	BNP	6/4/2020	249	—
CHF	6,338,342	USD	6,540,000	BNP	6/4/2020	32,316	—
CHF	20,114,678	USD	21,078,950	JPM	6/4/2020	—	(221,756)
DKK	26,400,000	USD	3,853,336	BNP	6/3/2020	25,903	—
DKK	940,000	USD	137,053	BNP	6/3/2020	1,071	—
DKK	12,467,000	USD	1,831,640	GSI	6/3/2020	271	—
DKK	117,163,000	USD	17,215,460	JPM	6/3/2020	569	—
EUR	2,392,000	AUD	4,102,973	GSI	6/4/2020	—	(51,103)
EUR	6,037,000	CAD	9,011,168	JPM	6/4/2020	145,711	—
EUR	104,000	CHF	109,349	BNP	6/4/2020	654	—
EUR	1,023,000	JPY	119,311,515	BNP	6/4/2020	9,480	—
EUR	862,000	JPY	102,748,573	GSI	6/4/2020	—	(12,655)
EUR	1,184,000	JPY	140,003,468	JPM	6/4/2020	—	(6,878)
EUR	428,000	NOK	4,924,776	BNP	6/4/2020	—	(11,465)
EUR	1,059,000	USD	1,162,836	BOA	5/4/2020	—	(2,327)
EUR	1,244,000	USD	1,355,418	BNP	5/4/2020	7,825	—
EUR	29,725,620	USD	32,753,526	GSI	5/4/2020	—	(178,575)
EUR	5,376,000	USD	5,870,492	JPM	5/4/2020	20,821	—
EUR	22,646,763	USD	25,324,684	BNP	6/3/2020	—	(492,435)
EUR	2,699,891	USD	2,929,437	BNP	6/3/2020	31,003	—
EUR	5,177,312	USD	5,720,512	GSI	6/3/2020	—	(43,572)
EUR	7,171,679	USD	7,916,210	JPM	6/3/2020	—	(52,440)
EUR	2,596,000	USD	2,828,392	BNP	6/4/2020	18,194	—
EUR	20,026,793	USD	22,389,716	BNP	6/4/2020	—	(429,782)
EUR	2,128,000	USD	2,336,561	GSI	6/4/2020	—	(3,150)
EUR	26,590,620	USD	28,934,731	BOA	8/4/2020	262,055	—
GBP	2,240,000	AUD	4,402,317	BNP	6/4/2020	—	(47,451)
GBP	993,042	EUR	1,128,000	BNP	6/4/2020	14,010	—
GBP	2,946,685	EUR	3,235,000	BNP	6/4/2020	164,550	—
GBP	809,000	JPY	107,531,811	JPM	6/4/2020	16,611	—
GBP	470,000	NOK	5,634,749	GSI	6/4/2020	41,949	—
GBP	1,679,000	NOK	22,257,899	JPM	6/4/2020	—	(57,951)
GBP	866,000	SEK	10,785,304	GSI	6/4/2020	—	(14,998)
GBP	2,113,000	SEK	25,630,174	JPM	6/4/2020	33,690	—
GBP	2,629,258	USD	3,280,636	BOA	6/3/2020	31,315	—
GBP	2,454,724	USD	2,888,960	BNP	6/3/2020	203,138	—
GBP	198,197	USD	246,858	GSI	6/3/2020	2,801	—
GBP	3,544,536	USD	4,432,739	JPM	6/3/2020	32,144	—
GBP	491,000	USD	574,694	BNP	6/4/2020	43,798	—
GBP	5,073,000	USD	6,298,210	JPM	6/4/2020	92,037	—
12	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
HKD	5,810,000	USD	747,875	BOA	6/3/2020	$1,246	—
HKD	8,522,000	USD	1,098,466	BNP	6/3/2020	331	—
HKD	4,043,000	USD	521,123	GSI	6/3/2020	168	—
HKD	1,461,000	USD	188,025	JPM	6/3/2020	351	—
JPY	177,607,437	AUD	2,590,000	BOA	6/4/2020	—	$(32,234)
JPY	59,248,437	AUD	850,600	JPM	6/4/2020	—	(2,018)
JPY	305,324,421	AUD	4,398,000	GSI	6/16/2020	—	(19,374)
JPY	203,605,663	CAD	2,634,000	BNP	6/4/2020	5,707	—
JPY	90,315,726	CAD	1,186,000	BNP	6/4/2020	—	(10,118)
JPY	140,000,000	EUR	1,189,618	GSI	6/3/2020	690	—
JPY	113,123,959	EUR	953,000	BNP	6/4/2020	9,594	—
JPY	687,589,873	EUR	5,834,000	BNP	6/4/2020	12,836	—
JPY	745,949,112	EUR	6,401,000	GSI	6/4/2020	—	(64,848)
JPY	101,832,932	EUR	853,000	JPM	6/4/2020	13,988	—
JPY	407,965,574	NZD	6,336,782	GSI	6/16/2020	—	(82,185)
JPY	410,688,108	NZD	6,336,782	JPM	6/16/2020	—	(56,799)
JPY	40,057,000	USD	378,581	GSI	6/3/2020	—	(5,161)
JPY	854,222,811	USD	7,922,442	BNP	6/4/2020	40,953	—
JPY	426,216,850	USD	3,873,392	BNP	6/4/2020	99,966	—
JPY	525,171,000	USD	4,925,145	GSI	6/4/2020	—	(29,299)
JPY	14,786,800,361	USD	136,609,443	JPM	6/4/2020	1,238,817	—
NOK	10,044,033	CAD	1,340,880	BNP	6/4/2020	17,196	—
NOK	3,546,020	CAD	471,120	GSI	6/4/2020	7,705	—
NOK	12,152,279	CAD	1,656,000	JPM	6/4/2020	—	(3,384)
NOK	40,978,830	EUR	3,661,600	JPM	6/4/2020	—	(14,505)
NOK	12,422,209	GBP	969,000	BOA	6/4/2020	—	(7,896)
NOK	34,936,826	GBP	2,739,000	BNP	6/4/2020	—	(39,512)
NOK	5,411,478	GBP	434,000	GSI	6/4/2020	—	(18,399)
NOK	12,560,626	JPY	145,159,000	JPM	6/4/2020	—	(127,002)
NOK	18,441,332	NZD	2,951,000	GSI	6/4/2020	—	(9,602)
NOK	12,900,739	NZD	2,036,000	JPM	6/4/2020	10,695	—
NOK	20,763,450	SEK	19,414,442	BNP	6/4/2020	36,379	—
NOK	24,179,350	SEK	22,934,471	GSI	6/4/2020	8,932	—
NOK	10,514,517	USD	1,025,000	BNP	6/4/2020	1,475	—
NZD	2,333,225	AUD	2,203,000	GSI	6/4/2020	—	(4,713)
NZD	1,219,701	GBP	590,000	BNP	6/4/2020	4,877	—
NZD	1,349,000	JPY	86,911,618	BOA	6/4/2020	17,155	—
NZD	9,582,000	JPY	618,011,038	GSI	6/4/2020	115,565	—
NZD	7,336,000	JPY	489,979,291	JPM	6/4/2020	—	(68,407)
NZD	5,216,000	NOK	32,773,575	JPM	6/4/2020	—	(391)
NZD	1,585,000	SEK	9,480,167	BNP	6/4/2020	83	—
NZD	2,922,000	SEK	17,606,336	JPM	6/4/2020	—	(13,108)
SEK	10,113,175	AUD	1,639,800	BOA	6/4/2020	—	(31,748)
SEK	33,552,521	AUD	5,513,250	GSI	6/4/2020	—	(152,826)
SEK	20,226,283	CAD	2,822,000	BNP	6/4/2020	46,434	—
SEK	6,528,149	CAD	912,000	GSI	6/4/2020	14,137	—
SEK	8,469,680	CHF	815,000	BNP	6/4/2020	23,346	—
SEK	5,724,958	JPY	61,420,000	BNP	6/4/2020	14,423	—
SEK	16,880,285	NZD	2,812,500	BOA	6/4/2020	5,823	—
SEK	13,742,987	NZD	2,302,000	BNP	6/4/2020	—	(2,754)
SEK	7,060,464	NZD	1,166,000	GSI	6/4/2020	8,799	—
SEK	1,438,000	USD	143,180	BNP	6/3/2020	4,262	—
SEK	1,295,000	USD	130,561	BNP	6/3/2020	2,220	—
SEK	2,383,070	USD	248,833	GSI	6/3/2020	—	(4,489)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	13

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SEK	57,910,245	USD	5,779,000	BNP	6/4/2020	$158,778	—
SEK	66,404,346	USD	6,565,000	BNP	6/4/2020	243,714	—
SEK	140,164,213	USD	14,773,945	GSI	6/4/2020	—	$(402,326)
SEK	140,164,213	USD	14,490,064	JPM	6/4/2020	—	(118,444)
SGD	295,000	USD	208,380	BOA	6/3/2020	841	—
SGD	966,000	USD	678,266	BNP	6/3/2020	6,845	—
SGD	357,000	USD	248,839	GSI	6/3/2020	4,354	—
USD	620,844	AUD	995,141	BOA	6/3/2020	—	(27,710)
USD	1,950,390	AUD	3,254,767	BNP	6/3/2020	—	(170,809)
USD	2,103,529	AUD	3,246,174	GSI	6/3/2020	—	(12,070)
USD	2,049,722	AUD	3,346,160	JPM	6/3/2020	—	(131,039)
USD	15,781,196	AUD	24,109,102	BNP	6/4/2020	68,768	—
USD	16,749,089	AUD	25,541,103	GSI	6/4/2020	103,395	—
USD	10,203,531	AUD	15,888,148	JPM	6/16/2020	—	(151,365)
USD	60,775	AUD	96,579	BOA	6/17/2020	—	(2,169)
USD	41,620	AUD	66,961	BNP	6/17/2020	—	(2,021)
USD	40,520	AUD	60,999	GSI	6/17/2020	765	—
USD	2,470,541	CAD	3,460,000	BOA	6/3/2020	—	(15,270)
USD	1,463,471	CAD	2,104,000	BNP	6/3/2020	—	(48,132)
USD	22,718,239	CAD	30,738,028	GSI	6/3/2020	634,736	—
USD	1,688,385	CAD	2,362,000	JPM	6/3/2020	—	(8,576)
USD	10,376,000	CAD	14,190,581	BOA	6/4/2020	180,851	—
USD	39,586,879	CAD	53,485,685	GSI	6/4/2020	1,160,366	—
USD	46,459,926	CAD	62,810,661	JPM	6/4/2020	1,333,932	—
USD	2,477,578	CAD	3,477,266	JPM	6/16/2020	—	(20,746)
USD	2,434,918	CHF	2,370,000	BNP	6/3/2020	—	(22,492)
USD	19,461	CHF	19,000	BNP	6/3/2020	—	(240)
USD	5,378,147	CHF	5,154,354	GSI	6/3/2020	33,691	—
USD	1,008,630	CHF	962,000	JPM	6/3/2020	11,150	—
USD	883,000	CHF	823,414	GSI	6/4/2020	29,190	—
USD	336,966	DKK	2,323,000	BNP	6/3/2020	—	(4,378)
USD	1,613,809	DKK	11,100,000	BNP	6/3/2020	—	(17,234)
USD	1,014,102	DKK	6,838,000	GSI	6/3/2020	9,320	—
USD	26,114,131	DKK	175,753,000	JPM	6/3/2020	288,837	—
USD	16,730,190	DKK	113,925,000	JPM	6/4/2020	—	(10,456)
USD	35,238,145	EUR	32,085,620	BOA	5/4/2020	76,977	—
USD	1,846,448	EUR	1,652,000	BNP	5/4/2020	36,096	—
USD	1,138,078	EUR	1,033,000	GSI	5/4/2020	6,061	—
USD	3,797,551	EUR	3,497,000	JPM	5/4/2020	—	(34,652)
USD	11,478,707	EUR	10,360,066	BNP	6/3/2020	118,861	—
USD	3,200,887	EUR	2,962,121	BNP	6/3/2020	—	(47,089)
USD	83,230,678	EUR	75,048,388	GSI	6/3/2020	939,877	—
USD	14,867,355	EUR	13,371,080	JPM	6/3/2020	205,922	—
USD	26,314,426	EUR	24,000,947	BNP	6/4/2020	—	(3,277)
USD	70,269,634	EUR	62,847,901	BNP	6/4/2020	1,355,168	—
USD	7,296,725	EUR	6,647,000	GSI	6/4/2020	8,106	—
USD	22,767,577	EUR	20,729,200	JPM	6/4/2020	37,435	—
USD	29,478,394	EUR	27,091,620	BOA	8/4/2020	—	(268,496)
USD	3,557,865	GBP	2,863,003	BOA	6/3/2020	—	(48,523)
USD	2,427,069	GBP	2,021,365	BNP	6/3/2020	—	(119,147)
USD	19,022,411	GBP	14,734,423	GSI	6/3/2020	462,164	—
USD	2,629,068	GBP	2,088,436	JPM	6/3/2020	—	(1,634)
USD	10,964,451	GBP	8,616,908	BNP	6/4/2020	110,090	—
USD	12,275,335	GBP	9,784,000	GSI	6/4/2020	—	(49,163)
14	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,018,231	GBP	818,400	JPM	6/4/2020	—	$(12,674)
USD	442,627	HKD	3,436,000	BOA	6/3/2020	—	(400)
USD	372,160	HKD	2,888,000	BNP	6/3/2020	—	(209)
USD	4,408,652	HKD	34,345,000	GSI	6/3/2020	—	(19,676)
USD	39,328	HKD	305,000	JPM	6/3/2020	$3	—
USD	824,717	JPY	88,495,000	GSI	6/3/2020	—	(253)
USD	4,855,406	JPY	522,075,889	BOA	6/4/2020	—	(11,587)
USD	12,075,218	JPY	1,314,261,704	BNP	6/4/2020	—	(176,837)
USD	4,608,768	JPY	489,638,361	GSI	6/4/2020	44,170	—
USD	49,561,043	JPY	5,298,947,763	JPM	6/4/2020	162,207	—
USD	1,308,000	NOK	13,957,680	BNP	6/4/2020	—	(54,612)
USD	1,663,972	NOK	15,583,363	GSI	6/4/2020	142,653	—
USD	1,894,000	NOK	19,685,559	JPM	6/4/2020	—	(27,794)
USD	18,323,832	NZD	29,258,070	BNP	6/4/2020	379,057	—
USD	3,009,546	NZD	4,937,000	JPM	6/16/2020	—	(18,214)
USD	53,809	SEK	534,000	BOA	6/3/2020	—	(943)
USD	32,810	SEK	331,000	BNP	6/3/2020	—	(1,129)
USD	629,698	SEK	6,072,000	JPM	6/3/2020	7,117	—
USD	852,000	SEK	8,468,700	BNP	6/4/2020	—	(16,331)
USD	6,918,894	SEK	65,641,321	GSI	6/4/2020	188,416	—
USD	14,503,170	SEK	137,960,432	JPM	6/4/2020	357,513	—
USD	21,080	SGD	30,000	BNP	6/3/2020	—	(197)
USD	1,671,328	SGD	2,340,000	BNP	6/3/2020	11,742	—
USD	61,559	SGD	87,000	JPM	6/3/2020	—	(144)
USD	30,370	ZAR	481,208	BNP	6/3/2020	4,495	—
ZAR	480,000	USD	25,279	BNP	6/3/2020	531	—
						$13,280,591	$(5,132,815)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BNP	CDX.NA.HY.34	6.279%	576,000	USD	$576,000	5.000%	Quarterly	Jun 2025	$(25,515)	$(386)	$(25,901)
BNP	CDX.NA.HY.34	6.279%	748,000	USD	748,000	5.000%	Quarterly	Jun 2025	(55,983)	22,348	(33,635)
BNP	iTraxx Europe Crossover Series 33 Version 1	4.912%	507,000	EUR	546,066	5.000%	Quarterly	Jun 2025	(23,058)	28,201	5,143
BNP	iTraxx Europe Crossover Series 33 Version 1	4.912%	563,000	EUR	626,140	5.000%	Quarterly	Jun 2025	(14,920)	20,631	5,711
BOA	iTraxx Europe Crossover Series 33 Version 1	4.912%	357,000	EUR	380,885	5.000%	Quarterly	Jun 2025	(20,982)	24,603	3,621
BOA	iTraxx Europe Crossover Series 33 Version 1	4.912%	358,000	EUR	381,952	5.000%	Quarterly	Jun 2025	(22,441)	26,072	3,631
DB	CDX.NA.HY.34	6.279%	595,000	USD	595,000	5.000%	Quarterly	Jun 2025	(27,759)	1,004	(26,755)
DB	CDX.NA.HY.34	6.279%	250,000	USD	250,000	5.000%	Quarterly	Jun 2025	(23,931)	12,689	(11,242)
DB	CDX.NA.HY.34	6.279%	250,000	USD	250,000	5.000%	Quarterly	Jun 2025	(16,727)	5,485	(11,242)
DB	iTraxx Europe Crossover Series 33 Version 1	4.912%	506,000	EUR	550,754	5.000%	Quarterly	Jun 2025	(8,846)	13,978	5,132
DB	iTraxx Europe Crossover Series 33 Version 1	4.912%	363,000	EUR	403,710	5.000%	Quarterly	Jun 2025	(22,678)	26,360	3,682
DB	iTraxx Europe Crossover Series 33 Version 1	4.912%	250,000	EUR	271,338	5.000%	Quarterly	Jun 2025	(4,588)	7,124	2,536
GSI	iTraxx Europe Crossover Series 33 Version 1	4.912%	562,000	EUR	621,063	5.000%	Quarterly	Jun 2025	(9,113)	14,813	5,700
JPM	iTraxx Europe Crossover Series 33 Version 1	4.912%	507,000	EUR	551,843	5.000%	Quarterly	Jun 2025	(13,016)	18,159	5,143
JPM	iTraxx Europe Crossover Series 33 Version 1	4.912%	504,000	EUR	556,968	5.000%	Quarterly	Jun 2025	(13,305)	18,417	5,112
JPM	iTraxx Europe Crossover Series 33 Version 1	4.912%	250,000	EUR	270,250	5.000%	Quarterly	Jun 2025	(13,242)	15,778	2,536
JPM	iTraxx Europe Crossover Series 33 Version 1	4.912%	250,000	EUR	269,949	5.000%	Quarterly	Jun 2025	(9,735)	12,271	2,536
					$7,849,918				$(325,839)	$267,547	$(58,292)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	15

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BNP	BNP Paribas
BOA	Bank of America, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
16	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2020, by major security category or type:
	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$316,454	—	$316,454	—
Brazil	657,695	$657,695	—	—
Canada	12,264,757	12,264,757	—	—
China	14,459,867	—	14,423,281	$36,586
Denmark	5,601,849	—	5,601,849	—
France	18,814,179	—	18,814,179	—
Germany	11,818,007	—	11,818,007	—
Hong Kong	7,846,317	—	7,846,317	—
India	5,723,463	5,162,687	560,776	—
Indonesia	1,894,046	—	1,894,046	—
Ireland	13,677,485	13,549,628	127,857	—
|	17

	Total value at 4-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Israel	$7,473,597	$7,473,597	—	—
Italy	1,824,103	—	$1,824,103	—
Japan	22,274,981	—	22,274,981	—
Malaysia	1,115,896	—	1,115,896	—
Mexico	411,468	411,468	—	—
Netherlands	43,420	—	43,420	—
Peru	2,001,190	2,001,190	—	—
Philippines	210,618	—	210,618	—
Singapore	590,945	—	590,945	—
South Africa	2,083,455	—	2,083,455	—
South Korea	9,815,024	478,403	9,336,621	—
Spain	1,086,396	—	1,086,396	—
Sweden	172,612	—	172,612	—
Switzerland	8,771,974	2,014,711	6,757,263	—
Taiwan	4,042,925	—	4,042,925	—
Thailand	623,753	—	623,753	—
Turkey	1,448,581	—	1,448,581	—
United Arab Emirates	174,533	—	174,533	—
United Kingdom	14,027,220	—	14,027,220	—
United States	243,261,348	243,261,348	—	—
Preferred securities	455,305	455,305	—	—
U.S. Government and Agency obligations	19,899,772	—	19,899,772	—
Corporate bonds	51,583,013	—	51,583,013	—
Rights	37,459	—	37,459	—
Total investments in securities	$486,503,707	$287,730,789	$198,736,332	$36,586
Derivatives:
Assets
Futures	$508,983	$508,983	—	—
Forward foreign currency contracts	13,280,591	—	$13,280,591	—
Swap contracts	50,483	—	50,483	—
Liabilities
Futures	(19,627,959)	(19,627,959)	—	—
Forward foreign currency contracts	(5,132,815)	—	(5,132,815)	—
Swap contracts	(108,775)	—	(108,775)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
18	|